J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 30, 2013

to the Prospectuses dated February 28, 2013

The portfolio manager information for the JPMorgan Global Allocation Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jeffrey Geller	2011	Managing Director
James Elliot	2011	Managing Director
Jonathan M. Cummings	2013	Vice President

In addition, the section titled “The Fund’s Management and Administration — The Portfolio Managers” is deleted in its entirety and replaced by the following:

The Fund is managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Fund are Jeffery A. Geller, Managing Director, James Elliott, Managing Director and Jonathan M. Cummings, Vice President and CFA charterholder. As CIO of the U.S. GMAG, Mr. Geller has investment oversight responsibility for all accounts managed by the group. In addition, he has direct portfolio management responsibilities for GMAG’s less constrained mandates as well as those with large alternatives allocations. Mr. Geller joined JPMIM in 2006 and has been a portfolio manager of the Fund since its inception. Mr. Elliott is a portfolio manager in GMAG with responsibility for the management of total return portfolios. Mr. Elliot joined JPMIM in 1995 and became a co-head of the European Equity Team and head of retail equity funds in 2002. Mr. Elliot was the chief investment officer for Japan Portfolio Group in Tokyo. Mr. Elliott has been a portfolio manager of the Fund since its inception. Mr. Cummings is a portfolio manager in GMAG with responsibility for absolute return and less benchmark constrained accounts. Mr. Cummings joined JPMIM in 2005.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-GLOBALAL-PM-513

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 30, 2013

to the Statement of Additional Information dated February 28, 2013

The information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2012:

Non-Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Fund
Jeffrey Geller	25	13,257,891	20	8,710,392	0	0
James Elliot	0	0	0	0	0	0
Jonathan Cummings*	1	808,061	0	0	0	0

*	As of 4/30/13

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2012:

Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Fund
Jeffrey Geller	0	0	0	0	1	190,000
James Elliot	0	0	1	10,700	0	0
Jonathan Cummings*	0	0	0	0	0	0

*	As of 4/30/13

SUP-SAI-GLOBAL-PM-513

Portfolio Managers’ Ownership of Securities

The following table indicates for the Fund the dollar range of shares beneficially owned by each portfolio manager as of October 31, 2012:

Aggregate Dollar Range of Securities in the Fund

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Global Allocation Fund
Jeffrey Geller	X
James Elliot	X
Jonathan Cummings*	X

*	As of 5/29/13

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE